Stock-Based Compensation (Tables)	9 Months Ended
Mar. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of the equity incentive plan activity
	Number of Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance – June 30, 2022	13,845,291	$0.59	6.66
Retrospective application of recapitalization	(2,631,676)	0.14
Adjusted Balance – beginning of period	11,213,615	0.73	6.66
Exercised	(511,670)	0.54
Forfeited and expired	(253,625)	1.07
Balance -March 31, 2023	10,448,320	0.73	4.57
Vested and expected to vest at March 31, 2023	10,448,320	0.73	4.57	$8,842
Exercisable at March 31, 2023	9,512,184	0.57	4.24	9,591

Schedule of the equity incentive plan RSU activity
	Number of Awards Outstanding	Weighted- Average Grant Date Fair Value
Unvested Balance – June 30, 2022	432,666	$6.46
Retrospective application of recapitalization	(82,240)	1.52
Adjusted, unvested balance – beginning of period	350,426	7.98
Granted	4,758,115	4.80
Vested	(798,239)	4.28
Forfeited	(372,215)	4.32
Unvested Balance – March 31, 2023	3,938,087	5.24

Schedule of stock-based compensation expense, excluding stock-based compensation in capitalized software
	Three months ended March 31,		Nine months ended March 31,
	2023	2022	2023	2022
Research and development	$682	$99	$959	$349
Sales and marketing	177	110	361	323
General and administrative	1,933	221	4,474	706
	$2,792	$430	$5,794	$1,378